STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended													3 Months Ended	12 Months Ended
	Jun. 14, 2021	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Feb. 28, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues													24,211	12.5
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised											200	15,000
Proceeds from Warrant Exercises											$ 1,000	$ 75,000				$ 355,250	$ 327,500
Proceeds from Issuance of Common Stock																674,030	511,875
Share-based Payment Arrangement, Noncash Expense																$ 1,692,907	$ 225,775
Warrant [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised																71,050	65,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																	65,500
Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued																556,550	322,899
Stock Issued During Period, Shares, New Issues																24,211	104,916
Eight Shareholders [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted															461,270
Two Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues												9,375
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised			4,100
Proceeds from Warrant Exercises			$ 20,500
Three Investors [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised									20,000	9,006
Proceeds from Warrant Exercises									$ 100,000	$ 45,030
Two Shareholders [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted									30,000	25,280
One Shareholders [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted						10,000		40,000
Four Investors [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised		22,744
Proceeds from Warrant Exercises		$ 113,720
Three Shareholders [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted							30,000
Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued																	462,889
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture																	27,234
Share-based Payment Arrangement, Noncash Expense																	$ 136,620
Common Stock [Member] | Eight Shareholders [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued															461,270
Common Stock [Member] | Two Investors [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued			32,000			9,375
Common Stock [Member] | Three Investors [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued					16,000
Common Stock [Member] | Two Shareholders [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued									30,000	25,280
Common Stock [Member] | One Shareholders [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued						10,000		40,000
Common Stock [Member] | Four Investors [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued							20,000
Common Stock [Member] | Three Shareholders [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued							30,000
Common Stock [Member] | One Individual [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued			200			400
Common Stock [Member] | Six Investors [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued		45,000		40,000
Treasury Stock [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares	24,134,448
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted																	140,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted																	322,899